Commitments and Contingencies - Future minimum lease payments (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Future minimum lease payments required under operating leases
2021	$ 334	$ 1,327
2022	685	725
2023	218	259
2024	135	167
2025	1	1
Total minimum lease payments	1,373	2,479
Less effects of discounting	(82)	(163)
Operating Lease, Liability, Total	$ 1,291	$ 2,316	$ 2,316